Earnings Per Share - Computation of earnings per share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Income available to common stockholders, basic									$ 3,047,909	$ 3,026,123
Income available to common stockholders, diluted									$ 3,047,909	$ 3,026,123
Weighted average shares, basic									1,776,342	1,770,546
Effect of dilutive securities, stock options									17,539	13,469
Weighted average shares, diluted									1,793,881	1,784,015
Basic earnings per share	$ 0.39	$ 0.43	$ 0.43	$ 0.47	$ 0.40	$ 0.40	$ 0.47	$ 0.44	$ 1.72	$ 1.71
Diluted earnings per share	$ 0.39	$ 0.42	$ 0.43	$ 0.46	$ 0.39	$ 0.39	$ 0.47	$ 0.44	$ 1.70	$ 1.70